FAIR VALUE MEASUREMENTS - Changes in Assets and Liabilities Measured and Reported at Fair Value Using Level 3 Inputs (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers out of Level 3	$ (48,700)	$ (31,600)
Transfers in of Level 3	21,200	67,300
Level 3 | Embedded derivative – Notes payable
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, Beginning Balance	10,472	0
Purchases	93,993	0
Sales/ Distributions	0	0
Net Realized Gain / (Loss)	0	0
Net Unrealized Gain / (Loss)	31,727	9,604
Transfers in /(out) of Level 3	0	868
Fair value, Ending Balance	136,192	10,472
Digital intangible assets | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, Beginning Balance	68,004	0
Purchases	0	0
Sales/ Distributions	0	0
Net Realized Gain / (Loss)	0	0
Net Unrealized Gain / (Loss)	(17,043)	65,073
Transfers out of Level 3	(30,504)	2,931
Fair value, Ending Balance	20,457	68,004
Digital assets receivable | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, Beginning Balance	20,569	16,054
Purchases	0	200
Sales/ Distributions	(4,727)	0
Net Realized Gain / (Loss)	4,724	0
Net Unrealized Gain / (Loss)	52,477	17,101
Transfers out of Level 3	(12,551)	(12,786)
Fair value, Ending Balance	60,492	20,569
Investments | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, Beginning Balance	364,576	170,526
Purchases	129,188	30,077
Sales/ Distributions	(221,564)	(2,890)
Net Realized Gain / (Loss)	117,036	949
Net Unrealized Gain / (Loss)	119,803	121,242
Transfers in of Level 3	15,534	44,672
Fair value, Ending Balance	$ 524,573	$ 364,576